Material Related Party Transactions - Loans from and Deposits Placed with Southern Airlines Group Finance Co., Ltd (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Borrowings	¥ 54,417	¥ 48,287
Deposits placed with SA Finance	6,909	6,826
Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	38,741	27,568
After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	7,757	9,126
After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	6,004	11,566
CSAH and its affiliates [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings	500	105
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Borrowings	758	431
Deposits placed with SA Finance	5,583	6,095
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member]
Disclosure of transactions between related parties [line items]
Borrowings	758	431
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	630	273
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	10	58
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	118	¥ 100
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings	¥ 500